Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
Premises and equipment at March 31, 2025 and 2026 consist of the following:

	2025	2026

	(in millions of yen)
Land	570,626	562,520
Buildings	741,887	673,974
Equipment and furniture	392,780	409,053
Leasehold improvements	212,741	217,966
Construction in progress	62,010	44,441
Software	1,581,741	1,660,387

Total	3,561,785	3,568,341
Less: Accumulated depreciation and amortization	1,748,107	1,745,321

Premises and equipment—net	1,813,678	1,823,020